DEAR SHAREHOLDER:

We are pleased to present you with this annual report for Centennial Tax Exempt Trust. For the 12-month reporting period that ended June 30, 2002, the Trust provided a 1.17% compounded annual yield. Without the effects of compounding, the equivalent yield was 1.16%. For investors in the 36% federal tax bracket, this is equivalent to a taxable yield of 1.83% with compounding and 1.81% without compounding. As of June 30, 2002, the seven-day annualized yields, with and without compounding, were 0.79% and 0.79%, respectively.(1)

   When the 12-month period began last June, the U.S. economy was struggling to stay afloat, challenging the Federal Reserve Board's ("the Fed") aggressive efforts to boost growth. The Fed continued to cut interest rates sharply--five times during the first half of the reporting period and eleven times in all during 2001. By year's end, the federal funds rate stood at just 1.75%, its lowest level since 1961. Despite this stimulus, the economy continued to decline. The September 11 events accelerated the downturn, plunging the economy into recession and ending the longest expansion in U.S. history. Yet the recession was short-lived. Consumers, encouraged by low rates, helped the economy rebound by continuing to spend freely. Many question marks nevertheless remained for investors--especially stock investors--who were anxious about corporate accounting practices and ongoing earnings weakness.

   This anxiety led investors toward high-quality fixed-income securities as an alternative to stocks. In this environment, demand for certain bonds was robust as investors sought perceived safe havens. With low interest rates predominating during the period, yields on fixed-income securities with very short maturities--such as those found in the Trust--were universally low. As a result, it was challenging to identify short-term investments offering both strong credit characteristics and an attractive income stream.

   Throughout the past 12 months, our primary focus in managing the Trust was to emphasize credit quality in an attempt to maintain a stable $1.00 net asset value for shareholders. Obtaining an attractive yield was a concern as well. Given the uncertain economy, however, we sought to emphasize credit management. We were constantly seeking to balance both factors. For example, with interest rates and yields declining throughout the first part of the period, we invested largely in securities offering fixed interest payments, enabling us to lock in prevailing rates for longer. At the same time, because of the sluggish economy, we invested in securities that matured sooner than we otherwise might have preferred. This defensive orientation cost the Trust a degree of yield, but added valuable stability that we thought was well worth the tradeoff.




1. Compounded yields assume reinvestments of dividends. The Trust's investment strategy, allocations, and focus can change over time.

   As the period progressed and the economy recovered, fixed-income yields rose, especially those of tax-exempt securities. As we became more confident in issuers' credit, we started increasing the portfolio's average maturity and invested in longer fixed-rate securities to capture higher rates. This focus on fixed-rate investments meant a corresponding decreased emphasis on variable-rate securities, whose yields we found generally unattractive.

   During the past 12 months we also bought commercial paper for the Trust. Commercial paper--short-term corporate debt obligations maturing in 270 days or less--can be appealing for money market managers because of the substantial flexibility it offers in crafting a desired average maturity. We were particularly attracted to enhanced commercial paper, whose income payments are guaranteed by a bank or other third party.

   Whenever possible, we also sought to invest in prerefunded securities, which are backed by U.S. Treasuries, and because of this backing, carry the highest credit ratings available. In addition to their strong credit quality, prerefunded securities tend to offer attractive relative yields, placing them in extremely high demand. Prerefunded debt was generally hard to come by during the period, yet we took advantage whenever appropriate opportunities for the Trust presented themselves.

   While we don't anticipate making major changes to the Trust's management approach, we've been preparing for potential higher interest rates down the road. We structured the Trust so that a sizeable portion of debt will mature during the end of the year's third quarter and early in its fourth quarter. By then, we expect that additional economic data will give us insight into future interest rate moves. In the meantime, we plan to continue managing the Trust cautiously. As the economic situation remains uncertain, we will seek to provide an investment for shareholders that offers both stability and an attractive yield.

Sincerely,

/s/ James C. Swain                             /s/ John V. Murphy
---------------------------                    ---------------------
James C. Swain                                 John V. Murphy
CEO and Chairman                               President
Centennial Tax Exempt Trust                    Centennial Tax Exempt Trust
July 22, 2002



IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. YIELDS WILL FLUCTUATE. AN INVESTMENT IN THE TRUST IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE TRUST SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE TRUST.

STATEMENT OF INVESTMENTS June 30, 2002
Centennial Tax Exempt Trust


                                                                                       PRINCIPAL                VALUE
                                                                                          AMOUNT           SEE NOTE 1
======================================================================================================================
SHORT-TERM TAX-EXEMPT OBLIGATIONS--105.4%

ALABAMA--0.9%
Demopolis, AL IDV Board RB, Del Mesa Farms Project, 1.40%(1) ..................     $  7,200,000    $       7,200,000
Hoover, AL BOE Capital Outlay TAN, MBIA Insured, 1.33%(1) .....................        4,950,000            4,950,000
Sylacauga, AL IDV Board RB, Harrells Fertilizer, Inc., 1.40%(1) ...............        3,800,000            3,800,000
                                                                                                    ------------------
                                                                                                           15,950,000
                                                                                                    ------------------
ALASKA--0.7%
North Slope Borough, AK GOB, Series B, FSA Insured, 1.35%(1) ..................       13,400,000           13,400,000
                                                                                                    ------------------
ARIZONA--1.2%
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series 1995, 1.50%(1) ..       22,500,000           22,500,000
                                                                                                    ------------------
CALIFORNIA--1.1%
CA M-S-R PPA RRB, San Juan Project, Sub. Lien, Series E,
   MBIA Insured, 1.125%(1) ....................................................        1,000,000            1,000,000
CA University Board of Regents RB, 1.35%, 8/5/02 ..............................        3,500,000            3,500,000
Huntington Park, CA RA MH RB, Casa Rita Apts., Series A, 1.20%(1) .............        1,100,000            1,100,000
Los Angeles Cnty., CA MTAU Sales Tax RRB, Second Sr. Series A,
   MBIA Insured, 1.10%(1) .....................................................        3,200,000            3,200,000
Los Angeles, CA TAN & RAN, 3%, 6/30/03(5) .....................................        2,000,000            2,028,400
Los Angeles, CA USD GOB, ABN AMRO Munitops Certificates,
   Trust 1999-7, MBIA Insured, 1.18%(1,2) .....................................        1,000,000            1,000,000
Rancho Mirage, CA Joint Powers FA REF COP, Eisenhower Medical Center,
   Series B, MBIA Insured, 1.18%(1) ...........................................          400,000              400,000
Sacramento Cnty., CA HAU MH RB, Shadowood Apts. Project-Issue A, 1.30%(1) .....        2,000,000            2,000,000
Southern CA PPAU RRB, 1.125%(1,5) .............................................        5,000,000            5,000,000
Southern CA PPAU RRB, Palo Verde Project, Series B, AMBAC Insured, 1.10%(1) ...          500,000              500,000
                                                                                                    ------------------
                                                                                                           19,728,400
                                                                                                    ------------------
COLORADO--1.0%
Castlewood Ranch, CO Metro District Limited Tax GOB, 2%, 12/1/02(3) ...........        3,000,000            3,000,000
Central Platte Valley Denver Cnty., CO Metro District GOB, 2%, 12/1/02(3) .....        3,000,000            3,000,000
Denver City & Cnty., CO Housing RB, Kentucky Circle Village Project, 1.30%(1) .        4,300,000            4,300,000
Denver West Metro District, CO GOUN, Series A, 1.58%(1) .......................        6,125,000            6,125,000
Willow Trace Metro District, CO GOLB, Series A, 2%, 12/1/02(3) ................        2,295,000            2,295,000
                                                                                                    ------------------
                                                                                                           18,720,000
                                                                                                    ------------------

STATEMENT OF INVESTMENTS Continued
Centennial Tax Exempt Trust


                                                                                       PRINCIPAL                VALUE
                                                                                          AMOUNT           SEE NOTE 1
======================================================================================================================
FLORIDA--5.1%
Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 1.38%(1) ......     $  2,940,000    $       2,940,000
Dade Cnty., FL WSS RB, FGIC Insured, 1.33%(1) .................................        9,900,000            9,900,000
FL TUAU RB, Series A, FGIC Insured, 1.33%(1) ..................................       14,850,000           14,850,000
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project, 1.33%(1) ......       17,795,000           17,795,000
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
   MBIA Insured, 1.33%(1) .....................................................       17,795,000           17,795,000
Jacksonville, FL EPAU WSS RB, Series E, 1.45%, 7/25/02(3) .....................       10,000,000           10,000,000
Jacksonville, FL EPAU WSS RB, Series E, 1.50%, 7/25/02(3) .....................       20,000,000           20,000,000
                                                                                                    ------------------
                                                                                                           93,280,000
                                                                                                    ------------------
GEORGIA--8.3%
Burke Cnty., GA DAU PC RB, Oglethrope Power Corp.,
   AMBAC Insured, 1.45%, 8/1/02(3) ............................................       16,000,000           16,000,000
Burke Cnty., GA DAU PC RB, Oglethrope Power Corp.,
   AMBAC Insured, 1.45%, 8/2/02(3) ............................................       29,600,000           29,600,000
Burke Cnty., GA DAU PC RB, Oglethrope Power Corp.,
   AMBAC Insured, 1.50%, 7/16/02(3) ...........................................       33,000,000           33,000,000
Burke Cnty., GA DAU PC RB, Oglethrope Power Corp.,
   AMBAC Insured, 1.65%, 8/1/02 ...............................................       12,000,000           12,000,000
Cobb Cnty., GA HAU MH RRB, Terrell Mill Project, 1.40%(1,2) ...................       11,200,000           11,200,000
GA GOB, Series 1995B, 1.33%(1) ................................................       11,880,000           11,880,000
GA MEAU Power RB, MBIA Insured, 1.30%(1) ......................................       12,995,000           12,995,000
Roswell, GA HAU MH RRB, Oxford Project, 1.25%(1) ..............................       23,610,000           23,610,000
                                                                                                    ------------------
                                                                                                          150,285,000
                                                                                                    ------------------
HAWAII--0.4%
Honolulu City & Cnty., HI GOUN, Series C, FGIC Insured, 2.85%, 12/4/02(3) .....        6,600,000            6,622,091
                                                                                                    ------------------

IDAHO--2.6%
Custer Cnty., ID PC RB, Amoco Standard Oil of Indiana, 1.90%, 10/1/02(3) ......       17,750,000           17,750,000
ID TAN, 3%, 6/30/03(5) ........................................................       30,000,000           30,402,800
                                                                                                    ------------------
                                                                                                           48,152,800
                                                                                                    ------------------
ILLINOIS--8.3%
Chicago, IL BOE GOUN, ABN AMRO Munitops Certificates,
   FSA Insured, Trust 2002-4, 1.33%(1) ........................................        9,225,000            9,225,000
Chicago, IL Gas Supply RRB, Peoples Gas Light & Coke Co., Series C, 1.39%(1) ..       10,500,000           10,500,000
Chicago, IL GOB, 1.33%(1) .....................................................       10,975,000           10,975,000
Chicago, IL GOUN, ABN AMRO Munitops Certificates,
   Trust 1998-3, FGIC Insured, 1.33%(1,2) .....................................        8,735,000            8,735,000

STATEMENT OF INVESTMENTS Continued
Centennial Tax Exempt Trust


                                                                                       PRINCIPAL                VALUE
                                                                                          AMOUNT           SEE NOTE 1
======================================================================================================================
ILLINOIS CONTINUED
Chicago, IL RB, Lakefront Millennium Parking Facility, 1.33%(1) ...............     $ 22,495,000    $      22,495,000
IL EDLFA RB, 1.45%, 8/1/02 ....................................................       19,000,000           19,000,000
IL EDLFA RB, 1.45%, 8/2/02 ....................................................       14,000,000           14,000,000
IL EDLFA RB, 1.50%, 7/16/02 ...................................................       37,000,000           37,000,000
IL EDLFA RB, 1.50%, 9/3/02 ....................................................       20,000,000           20,000,000
                                                                                                    ------------------
                                                                                                          151,930,000
                                                                                                    ------------------
INDIANA--1.9%
Dyer, IN HCF RRB, Regency Place, Series A-1, 1.47%(1) .........................        2,935,000            2,935,000
Fort Wayne, IN HCF RRB, Health Quest, Series X-A, 1.47%(1) ....................        2,355,000            2,355,000
IN MPA PPS RB, MBIA Insured, 1.33%(1) .........................................       13,600,000           13,600,000
Indianapolis, IN HCF RRB, Health Quest, Series A, 1.47%(1) ....................        2,975,000            2,975,000
Kokomo, IN ED RB, Village Community Partner IV, 1.38%(1) ......................        2,640,000            2,640,000
Lawrence/Fort Harrison, IN Reuse Authority Tax Increment RB,
   Harrison Military Base, 1.28%(1) ...........................................        3,065,000            3,065,000
Marion Cnty., IN HA Facility RB, Indianapolis Osteopathic, 1.35%(1) ...........          825,000              825,000
Merrillville, IN HCF RRB, Southlake, Series A-1, 1.47%(1) .....................        3,195,000            3,195,000
South Bend, IN HCF RRB, Fountainview, Series A-1, 1.47%(1) ....................        2,795,000            2,795,000
                                                                                                    ------------------
                                                                                                           34,385,000
                                                                                                    ------------------
IOWA--0.3%
IA Cash Anticipation Program GOB, 2.25%, 1/30/03 ..............................        6,000,000            6,026,540
                                                                                                    ------------------
KENTUCKY--1.0%
KY Rural Water Financial Corp. RB, Flexible Term Program, 1.53%(1) ............       17,805,000           17,805,000
                                                                                                    ------------------
LOUISIANA--3.4%
Natchitoches Parish, LA RRB, Trus Joist Corp. Project, 1.35%(1) ...............       10,000,000           10,000,000
New Orleans, LA IDV Board MH RB, Orleans LLC Project, Series 3700, 1.43%(1) ...       29,000,000           29,000,000
St. James Parish, LA PC RRB, Texaco Project, Series A, 1.75%, 9/26/02(3) ......       22,530,000           22,530,000
                                                                                                    ------------------
                                                                                                           61,530,000
                                                                                                    ------------------
MARYLAND--5.5%
Anne Arundel Cnty., MD General Obligation BAN, 1.60%, 10/1/02   ...............       15,000,000           15,000,000
Baltimore Cnty., MD BAN, 1.55%, 8/6/02 ........................................       40,000,000           40,000,000
Baltimore Cnty., MD BAN, 1.55%, 9/3/02 ........................................       10,200,000           10,200,000
MD Health & HEFAU RB, University of Maryland Pooled Loan
   Program, Series B, 1.60%(1) ................................................          620,000              620,000
Montgomery Cnty., MD Consolidated BAN, 1.30%, 10/23/02 ........................       17,600,000           17,600,000

STATEMENT OF INVESTMENTS Continued
Centennial Tax Exempt Trust


                                                                                       PRINCIPAL                VALUE
                                                                                          AMOUNT           SEE NOTE 1
======================================================================================================================
MARYLAND CONTINUED
Montgomery Cnty., MD Consolidated BAN, 1.30%, 11/4/02 .........................     $ 17,600,000    $      17,600,000
                                                                                                    ------------------
                                                                                                          101,020,000
                                                                                                    ------------------
MICHIGAN--1.7%
MI GOB, 1.55%, 9/4/02 .........................................................       11,200,000           11,200,000
MI Job DAU RB, East Lansing Residence Associates Project, 1.50%(1) ............        1,900,000            1,900,000
MI Municipal Bond Authority GOUN, Series A, 2.25%, 8/21/02 ....................        6,000,000            6,007,871
Rochester, MI Community SDI GOUN, Series 289, 1.31%(1) ........................        3,745,000            3,745,000
St. Clair Cnty., MI ED RRB, Series 282, AMBAC Insured, 1.31%(1) ...............        8,000,000            8,000,000
                                                                                                    ------------------
                                                                                                           30,852,871
                                                                                                    ------------------
MINNESOTA--0.9%
MN GOB, 1.33%(1) ..............................................................       16,010,000           16,010,000
                                                                                                    ------------------
MISSOURI--0.8%
Boatmens St. Louis, MO Grantor Trust COP, Series 1996A 1, 1.45%(1) ............       13,875,000           13,875,000
                                                                                                    ------------------
NEVADA--3.3%
Clark Cnty., NV RT HTAU RB, 1.40%, 10/2/02 ....................................       13,000,000           13,000,000
Clark Cnty., NV RT HTAU RB, 1.50%, 9/3/02 .....................................       11,000,000           11,000,000
NV Municipal Securities Trust Receipts, Series SG 114, 1.30%(1) ...............       20,350,000           20,350,000
Washoe Cnty., NV GOLB, ABN AMRO Munitops Certificates,
   Single Asset Trust Certificates, Trust 2001-1-24, FGIC Insured, 1.33%(1) ...       16,090,000           16,090,000
                                                                                                    ------------------
                                                                                                           60,440,000
                                                                                                    ------------------
NEW MEXICO--3.3%
NM TAN & RAN, 3%, 6/30/03(5) ..................................................       60,000,000           60,873,400
                                                                                                    ------------------
NEW YORK--1.7%
Babylon, NY IDA RR RRB, Ogden Martin Project, FSA Insured, 1.35%(1) ...........        1,000,000            1,000,000
Buffalo, NY RAN, FGIC Insured, 2.50%, 6/27/03(5) ..............................        1,500,000            1,514,235
Jay Street Development Corp. NYC Facilities Lease RB,
   Jay Street Project, Series A-3, 1.15%(1) ...................................        2,300,000            2,300,000
NYC HDC MH RB, James Tower Development-A, 1.15%(1) ............................        1,200,000            1,200,000
NYC HDC MH RB, Monterey Project, Series A, 1.10%(1) ...........................          600,000              600,000
NYC Health & Hospital Corp. RB, Health Systems, Series E, 1.10%(1) ............        1,000,000            1,000,000
NYC MWFAU WSS RB, Municipal Securities Trust Receipts-SGB26,
   MBIA Insured, 1.18%(1) .....................................................        2,500,000            2,500,000

STATEMENT OF INVESTMENTS Continued
Centennial Tax Exempt Trust


                                                                                       PRINCIPAL                VALUE
                                                                                          AMOUNT           SEE NOTE 1
======================================================================================================================
NEW YORK CONTINUED
NYS DA RB, Cornell University, Series A, 1.15%(1) .............................     $  2,000,000    $       2,000,000
NYS HFA MF RB, 1.20%(1) .......................................................          900,000              900,000
NYS MAG RB, Municipal Securities Trust Receipts-CMC1, 1.30%(1) ................        3,520,000            3,520,000
NYS TBTAU RB, Series N16, 1.60%, 8/7/02(3) ....................................        7,400,000            7,400,000
NYS TBTAU RB, Series SG-41, MBIA Insured, 1.19%(1) ............................        1,000,000            1,000,000
NYS TWY RB, 3%, 4/1/03(5) .....................................................        3,600,000            3,638,988
NYS TWY RB, Highway & Bridge Trust Fund, Series 267, FSA Insured, 1.18%(1) ....        2,225,000            2,225,000
                                                                                                    ------------------
                                                                                                           30,798,223
                                                                                                    ------------------
OHIO--1.0%
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 1.95%, 12/15/02(3) .........        2,950,000            2,950,000
Scioto Cnty., OH HCF RB, Hill View Retirement Center, 1.85%, 12/1/02(3) .......        3,940,000            3,940,000
University of Cincinnati, OH COP, Series 232, MBIA Insured, 1.31%(1) ..........       10,575,000           10,575,000
                                                                                                    ------------------
                                                                                                           17,465,000
                                                                                                    ------------------
PENNSYLVANIA--6.3%
Delaware Cnty., PA IDA PC RB, Philadelphia Electric, FGIC Insured,
   1.45%, 10/1/02(3) ..........................................................       15,600,000           15,600,000
Delaware Cnty., PA IDA PC RB, Philadelphia Electric, FGIC Insured,
   1.60%, 8/1/02 ..............................................................        2,600,000            2,600,000
Delaware Cnty., PA IDA PC RB, Philadelphia Electric, FGIC Insured,
   1.60%, 8/1/02 ..............................................................       10,100,000           10,100,000
Delaware Cnty., PA IDA PC RB, Philadelphia Electric, Series B,
   FGIC Insured, 1.40%, 8/1/02(3) .............................................       28,600,000           28,600,000
Delaware Cnty., PA IDA PC RB, Philadelphia Electric, Series B,
   FGIC Insured, 1.45%, 7/16/02(3) ............................................       19,400,000           19,400,000
PA GOUN, 1.33%(1) .............................................................       17,800,000           17,800,000
PA MBIA Capital Corp. Grantor Lease Back RB, MBIA Insured, 1.43%(1) ...........       20,520,000           20,520,000
                                                                                                    ------------------
                                                                                                          114,620,000
                                                                                                    ------------------
SOUTH CAROLINA--1.8%
SC POAU GOB, ABN AMRO Munitops Certificates, FSA Insured,
   Trust-1998-7, 1.36%(1) .....................................................        7,325,000            7,325,000
SC Public Service RB, Santee Cooper, 1.45%, 9/5/02 ............................       26,224,000           26,224,000
                                                                                                    ------------------
                                                                                                           33,549,000
                                                                                                    ------------------

STATEMENT OF INVESTMENTS Continued
Centennial Tax Exempt Trust


                                                                                       PRINCIPAL                VALUE
                                                                                          AMOUNT           SEE NOTE 1
======================================================================================================================
TEXAS--29.4%
Austin, TX Travis & Williamson Cntys. Utility System RB, 1.35%, 10/2/02 .......     $ 54,335,000    $      54,335,000
Austin, TX Travis & Williamson Cntys. Utility System RB, 1.40%, 10/1/02 .......        7,000,000            7,000,000
Austin, TX Travis & Williamson Cntys. Utility System RB, 1.40%, 10/1/02 .......        2,500,000            2,500,000
Bexar, TX Metro Water District RB, 1.55%, 8/28/02 .............................       14,000,000           14,000,000
Gulf Coast, TX IDAU Marine Terminal RB, Amoco Oil Project, 1.65%, 12/1/02(3) ..        4,000,000            4,000,000
Harris Cnty., TX Criminal Justice Center RB, Series SG96,
   FGIC Insured, 1.30%(1) .....................................................        7,475,000            7,475,000
Harris Cnty., TX Flood Control District RB, 1.40%, 10/1/02 ....................        2,362,000            2,362,000
Harris Cnty., TX Flood Control District RB, 1.60%, 10/1/02 ....................        1,100,000            1,100,000
Harris Cnty., TX Flood Control District RB, 1.70%, 10/1/02 ....................        2,300,000            2,300,000
Harris Cnty., TX Flood Control District RB, 1.80%, 10/1/02 ....................       10,284,000           10,284,000
Harris Cnty., TX GOB, 1.40%, 8/1/02 ...........................................          850,000              850,000
Harris Cnty., TX GOB, 1.40%, 8/5/02 ...........................................          240,000              240,000
Harris Cnty., TX GOB, 1.55%, 8/5/02 ...........................................        5,600,000            5,600,000
Harris Cnty., TX GOB, 1.55%, 8/5/02 ...........................................          100,000              100,000
Harris Cnty., TX GOB, 1.60%, 8/1/02 ...........................................        2,100,000            2,100,000
Harris Cnty., TX GOB, 1.65%, 8/1/02 ...........................................        2,150,000            2,150,000
Harris Cnty., TX GOB, Series A, 1.65%, 8/1/02 .................................       25,567,000           25,567,000
Harris Cnty., TX GOB, Series C, 1.40%, 8/1/02 .................................        1,600,000            1,600,000
Harris Cnty., TX GOB, Series C, 1.60%, 8/1/02 .................................        1,000,000            1,000,000
Harris Cnty., TX GOB, Series C, 1.65%, 8/1/02 .................................        6,595,000            6,595,000
Harris Cnty., TX GOB, Series C, 1.65%, 8/1/02 .................................       12,135,000           12,135,000
Harris Cnty., TX GOB, Series C, 1.65%, 8/1/02 .................................        5,500,000            5,500,000
Harris Cnty., TX Toll Road RB, Sr. Lien, 1.40%, 10/1/02 .......................        1,000,000            1,000,000
Harris Cnty., TX Toll Road RB, Sr. Lien, 1.40%, 8/1/02 ........................       22,500,000           22,500,000
Harris Cnty., TX Toll Road RB, Sr. Lien, 1.40%, 8/1/02 ........................       12,000,000           12,000,000
Harris Cnty., TX Toll Road RB, Sr. Lien, 1.60%, 10/1/02 .......................        3,000,000            3,000,000
Hockley Cnty., TX IDV Corp. PC RB, Amoco Project, 1.80%, 11/1/02(3) ...........       13,940,000           13,940,000
Houston, TX GOB, 1.45%, 9/5/02 ................................................       29,400,000           29,400,000
Houston, TX GOB, Series A, 1.40%, 10/2/02 .....................................       48,000,000           48,000,000
Houston, TX GOB, Series B, 1.45%, 8/1/02 ......................................        9,100,000            9,100,000
Houston, TX GOB, Series C, 1.40%, 10/2/02 .....................................        5,500,000            5,500,000
Houston, TX WSS RB, Series SG120, 1.30%(1) ....................................       37,600,000           37,600,000
Keller, TX ISD GOUN, ABN AMRO Munitops Certificates,
   Trust 2001-26, 1.75%, 9/12/02(3) ...........................................        3,000,000            3,000,000
San Antonio, TX Electric & Gas RB, 1.40%, 8/1/02 ..............................       20,500,000           20,500,000
San Antonio, TX Electric & Gas RB, 1.45%, 8/2/02 ..............................       31,000,000           31,000,000
San Antonio, TX Electric & Gas RRB, Series G-101, 1.30%(1) ....................       20,200,000           20,200,000
San Antonio, TX Electric & Gas RRB, Series SG105, 1.40%(1) ....................       20,000,000           20,000,000
TX PFAU GOUN, 3%, 10/1/02 .....................................................        7,405,000            7,480,531

STATEMENT OF INVESTMENTS Continued
Centennial Tax Exempt Trust


                                                                                       PRINCIPAL                VALUE
                                                                                          AMOUNT           SEE NOTE 1
======================================================================================================================
TEXAS CONTINUED
TX TAN & RAN, 3.75%, 8/29/02 ..................................................     $ 68,200,000    $      68,440,261
TX TUAU RB, Dallas Northtollway, Series SG70, 1.30%(1) ........................       15,325,000           15,325,000
                                                                                                    ------------------
                                                                                                          536,778,792
                                                                                                    ------------------
UTAH--1.6%
Intermountain Power Agency, UT Power Supply RB, AMBAC Insured,
   1.35%, 9/3/02 ..............................................................        5,500,000            5,500,000
Intermountain Power Agency, UT Power Supply RB, AMBAC Insured,
   1.40%, 8/26/02(3) ..........................................................       14,600,000           14,600,000
Salt Lake City, UT TAN & RAN, 2.50%, 12/30/02 .................................        9,000,000            9,047,989
                                                                                                    ------------------
                                                                                                           29,147,989
                                                                                                    ------------------
VIRGINIA--1.6%
Peninsula POAU, VA Coal Terminal RRB, Dominion Terminal
   Project-A, 1.40%, 7/15/02(1,3,4) ...........................................       13,835,000           13,835,000
Peninsula POAU, VA Coal Terminal RRB, Dominion Terminal
   Project-A, 1.40%, 7/23/02(3) ...............................................       15,835,000           15,835,000
                                                                                                    ------------------
                                                                                                           29,670,000
                                                                                                    ------------------
WASHINGTON--2.7%
King Cnty., WA GOLB, ABN AMRO Munitops Certificates, Trust 2001-1,
   MBIA Insured, 1.33%(1) .....................................................       12,770,000           12,770,000
Seattle, WA Municipal Light & Power RB, 1.30%, 7/22/02(3) .....................       17,500,000           17,500,000
Tacoma City, WA General Obligation BAN, 1.60%, 7/15/02 ........................       18,000,000           18,000,000
                                                                                                    ------------------
                                                                                                           48,270,000
                                                                                                    ------------------
WEST VIRGINIA--1.1%
Marion Cnty., WV Commission SWD Facilities RB,
   Granttown Project-D, 1.30%(1) ..............................................       13,600,000           13,600,000
WV Road GOB, ABN AMRO Munitops Certificates, Trust 1999-4,
   1.75%, 9/12/02(3) ..........................................................        6,000,000            6,000,000
                                                                                                    ------------------
                                                                                                           19,600,000
                                                                                                    ------------------
WISCONSIN--0.2%
West Allis, WI RB, State Fair Park Exposition Center, 1.29%(1)  ...............        3,500,000            3,500,000
                                                                                                    ------------------

STATEMENT OF INVESTMENTS Continued
Centennial Tax Exempt Trust


                                                                                       PRINCIPAL                VALUE
                                                                                          AMOUNT           SEE NOTE 1
======================================================================================================================
WYOMING--1.5%
Lincoln Cnty., WY PC RRB, Amoco Oil Co. of Indiana Project, 1.50%, 10/1/02(3) .     $  3,300,000    $       3,300,000
Sweetwater Cnty., WY PC RB, Pacificorp, 1.55%, 8/9/02(3) ......................       24,800,000           24,800,000
                                                                                                    ------------------
                                                                                                           28,100,000
                                                                                                    ------------------
DISTRICT OF COLUMBIA--4.2%
Washington D.C. Metro AA Passenger Facilities RB, 1.60%, 8/9/02(3) ............        1,000,000            1,000,000
Washington D.C. Metro AA Passenger Facilities RB, 1.70%, 9/26/02(3) ...........       25,000,000           25,000,000
Washington D.C. Metro AA Passenger Facilities RB, 1.75%, 10/22/02(3) ..........       22,600,000           22,600,000
Washington D.C. National Academy of Science RB, AMBAC Insured,
   1.40%, 10/1/02(3) ..........................................................        2,000,000            2,000,000
Washington D.C. National Academy of Science RB, AMBAC Insured,
   1.55%, 10/1/02(3) ..........................................................        1,000,000            1,000,000
Washington D.C. National Academy of Science RB, AMBAC Insured,
   1.55%, 10/1/02(3) ..........................................................        4,000,000            4,000,000
Washington D.C. National Academy of Science RB, AMBAC Insured,
   1.60%, 10/1/02(3) ..........................................................        5,000,000            5,000,000
Washington D.C. National Academy of Science RB, AMBAC Insured,
   1.65%, 10/22/02(3) .........................................................       11,000,000           11,000,000
Washington D.C. National Academy of Science RB, AMBAC Insured,
   1.65%, 10/22/02(3) .........................................................        5,000,000            5,000,000
                                                                                                    ------------------
                                                                                                           76,600,000
                                                                                                    ------------------
OTHER TERRITORIES--0.6%
Greystone Tax Exempt Certificates RB, Sr. Certificate Beneficial
   Ownership, Trust 1998-1, 1.42%(1) ..........................................       11,100,000           11,100,000
                                                                                  ------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,922,585,106) .............................            105.4%       1,922,585,106
                                                                                                    ------------------

LIABILITIES IN EXCESS OF OTHER ASSETS .........................................             (5.4)         (99,084,142)
                                                                                  ------------------------------------
NET ASSETS ....................................................................            100.0%      $1,823,500,964
                                                                                  ====================================

STATEMENT OF INVESTMENTS Continued
Centennial Tax Exempt Trust

================================================================================================
To simplify the listings of securities, abbreviations are used per the table below:
AA--Airport Authority                               MH--Multifamily Housing
BAN--Bond Anticipation Nts.                         MPA--Municipal Power Agency
BOE--Board of Education                             MTAU--Metropolitan Transportation Authority
COP--Certificates of Participation                  MWFAU--Municipal Water Finance Authority
DA--Dormitory Authority                             NYC--New York City
DAU--Development Authority                          NYS--New York State
ED--Economic Development                            PC--Pollution Control
EDLFA--Educational Facilities Authority             PFAU--Public Finance Authority
EPAU--Electric Power Authority                      POAU--Port Authority
FA--Facilities Authority                            PPA--Public Power Agency
GOB--General Obligation Bonds                       PPAU--Public Power Authority
GOLB--General Obligation Ltd. Bonds                 PPS--Public Power System
GOUN--General Obligation Unlimited Nts.             RA--Redevelopment Agency
HA--Hospital Authority                              RAN--Revenue Anticipation Nts.
HAU--Housing Authority                              RB--Revenue Bonds
HCF--Health Care Facilities                         REF--Refunding
HDC--Housing Development Corp.                      RR--Resource Recovery
HEFAU--Higher Educational Facilities Authority      RRB--Revenue Refunding Bonds
HFA--Housing Finance Agency                         SDI--School District
HTAU--Highway & Transportation Authority            SWD--Solid Waste Disposal
IDA--Industrial Development Agency                  TAN--Tax Anticipation Nts.
IDAU--Industrial Development Authority              TBTAU--Triborough Bridge & Tunnel Authority
IDV--Industrial Development                         TUAU--Turnpike Authority
ISD--Independent School District                    USD--Unified School District
MAG--Mtg. Agency                                    WSS--Water & Sewer System
MEAU--Municipal Electric Authority



FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2002. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $20,935,000 or 1.15% of the Trust's net assets as of June 30, 2002.
3. Put obligation redeemable at full principal value on the date reported.
4. Identifies issues considered to be illiquid or restricted--See Note 4 of Notes to Financial Statements.
5. When-issued security to be delivered and settled after June 30, 2002.



See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 2002
Centennial Tax Exempt Trust


=======================================================================================================================
ASSETS
Investments, at value (cost $1,922,585,106)--see accompanying statement .......................        $1,922,585,106
Cash ..........................................................................................             3,089,071
Receivables and other assets:
Shares of beneficial interest sold ............................................................            18,943,511
Interest ......................................................................................             7,605,585
Other .........................................................................................                60,802
                                                                                                       --------------
Total assets ..................................................................................         1,952,284,075
                                                                                                       --------------
LIABILITIES
Payables and other liabilities:
Investments purchased on a when-issued basis ..................................................           103,472,248
Shares of beneficial interest redeemed ........................................................            24,488,536
Dividends .....................................................................................               405,719
Service plan fees .............................................................................               115,854
Shareholder reports ...........................................................................               110,216
Transfer and shareholder servicing agent fees .................................................                69,630
Trustees' compensation ........................................................................                   343
Other .........................................................................................               120,565
                                                                                                       --------------
Total liabilities .............................................................................           128,783,111
                                                                                                       --------------
NET ASSETS ....................................................................................        $1,823,500,964
                                                                                                       ==============
COMPOSITION OF NET ASSETS
Paid-in capital ...............................................................................        $1,823,555,143
Accumulated net realized loss on investment transactions ......................................               (54,179)
                                                                                                       --------------
NET ASSETS--applicable to 1,823,584,778 shares of beneficial interest outstanding .............        $1,823,500,964
                                                                                                       ==============
NET ASSET VALUE, REDEMPTION PRICE PER SHARE
AND OFFERING PRICE PER SHARE ..................................................................                 $1.00
                                                                                                                =====




See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended June 30, 2002
Centennial Tax Exempt Trust


=======================================================================================================================
INVESTMENT INCOME
Interest .....................................................................................         $  35,265,019

EXPENSES
Management fees ..............................................................................             7,975,860
Service plan fees ............................................................................             3,795,455
Transfer and shareholder servicing agent fees ................................................               659,395
Shareholder reports ..........................................................................               201,249
Custodian fees and expenses ..................................................................               199,668
Other ........................................................................................               368,978
                                                                                                       --------------
    Total expenses ...........................................................................            13,200,605
      Less reduction to custodian expenses ...................................................               (74,245)
                                                                                                       --------------
Net expenses .................................................................................            13,126,360

NET INVESTMENT INCOME ........................................................................            22,138,659
                                                                                                       --------------
NET REALIZED GAIN ON INVESTMENTS .............................................................               277,353
                                                                                                       --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................................           $22,416,012
                                                                                                       ==============


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                 YEAR ENDED JUNE 30,
                                                                                       2002                     2001
=======================================================================================================================
OPERATIONS
Net investment income ...............................................        $   22,138,659           $   57,149,366
Net realized gain ...................................................               277,353                  294,983
                                                                             ----------------------------------------
Net increase in net assets resulting from operations ................            22,416,012               57,444,349
                                                                             ----------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS ......................           (22,138,659)             (57,149,366)

BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial
interest transactions ...............................................             1,488,840              129,890,148
                                                                             ----------------------------------------
NET ASSETS
Total increase ......................................................             1,766,193              130,185,131
Beginning of period .................................................         1,821,734,771            1,691,549,640
                                                                             ----------------------------------------
End of period .......................................................        $1,823,500,964           $1,821,734,771
                                                                             ========================================




See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Centennial Tax Exempt Trust


                                                                                                    YEAR ENDED JUNE 30,
                                                                     2002       2001        2000       1999        1998
===========================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period .........................     $ 1.00     $ 1.00      $ 1.00     $ 1.00      $ 1.00
Income from investment operations--net
  investment income and net realized gain ....................        .01        .03         .03        .03         .03
Dividends and/or distributions to shareholders ...............       (.01)      (.03)       (.03)      (.03)       (.03)
                                                                   ------------------------------------------------------
Net asset value, end of period ...............................     $ 1.00     $ 1.00      $ 1.00     $ 1.00      $ 1.00
                                                                   ======================================================
TOTAL RETURN(1) ..............................................       1.17%      3.26%       3.01%      2.61%       3.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions) ......................     $1,824     $1,822      $1,692     $1,749      $1,829
Average net assets (in millions) .............................     $1,904     $1,779      $1,737     $1,896      $1,832
Ratios to average net assets:(2)
Net investment income ........................................       1.16%      3.21%       2.94%      2.58%       3.07%
Expenses .....................................................       0.69%      0.70%       0.72%      0.69%       0.69%(3)
Expenses, net of reduction to custodian expenses .............        N/A       0.69%        N/A        N/A         N/A



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.




See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Centennial Tax Exempt Trust

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).
   The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. As of June 30, 2002, the Trust had entered into outstanding net when-issued (or forward commitments) transactions of $103,472,248.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
   As of June 30, 2002, the Trust had available for federal income tax purposes an unused capital loss carryforward as follows:

           Expiring
           --------------------------------
           2008                     $54,179

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

NOTES TO FINANCIAL STATEMENTS Continued
Centennial Tax Exempt Trust

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued
   The Trust adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended June 30, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $13,667. Accumulated net realized loss on investments was decreased by the same amount. Net assets of the Trust were unaffected by the reclassifications.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED JUNE 30, 2002                  YEAR ENDED JUNE 30, 2001
                                           SHARES               AMOUNT                SHARES              AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold ............................   4,987,504,366      $ 4,987,504,366         5,201,579,181      $5,201,579,181
Dividends and/or
  distributions reinvested ......      22,420,085           22,420,085            57,547,779          57,547,779
Redeemed ........................  (5,008,435,611)      (5,008,435,611)       (5,129,236,812)     (5,129,236,812)
                                   ------------------------------------------------------------------------------
Net increase ....................       1,488,840      $     1,488,840           129,890,148      $  129,890,148
                                   ==============================================================================

================================================================================
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; and 0.325% of net assets in excess of $2 billion. Under the agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0. The Trust's management fee for the year ended June 30, 2002 was an annualized rate of 0.42%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a $14.75 per account fee.

--------------------------------------------------------------------------------
SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 20% of the average annual net assets of the Trust. During the year ended June 30, 2002, the Trust paid $8,324 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

================================================================================
4. ILLIQUID OR RESTRICTED SECURITIES
As of June 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2002 was $13,835,000, which represents 0.76% of the Trust's net assets, of which $13,835,000 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                         VALUATION
                                                                   ACQUISITION                               AS OF
SECURITY                                                                  DATE              COST     JUNE 30, 2002
------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES
Peninsula POAU, VA Coal Terminal RRB,
  Dominion Terminal Project-A, 1.15%, 7/15/02 ...................       6/3/02       $13,835,000       $13,835,000

INDEPENDENT AUDITORS' REPORT
Centennial Tax Exempt Trust

================================================================================
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL TAX EXEMPT TRUST:

We have audited the accompanying statement of assets and liabilities of Centennial Tax Exempt Trust, including the statement of investments, as of June 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Tax Exempt Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

Denver, Colorado
July 22, 2002

FEDERAL INCOME TAX INFORMATION (Unaudited)
Centennial Tax Exempt Trust


================================================================================
In early 2003, shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2002. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

   None of the dividends paid by the Trust during the year ended June 30, 2002 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income tax. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

   The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

CENTENNIAL TAX EXEMPT TRUST
TRUSTEES AND OFFICERS

James C. Swain, Trustee, CEO and Chairman of the Board
John V. Murphy, President
William L. Armstrong, Trustee
Robert G. Avis, Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Richard F. Grabish, Trustee


Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Michael J. Carbuto, Vice President
Robert G. Zack, Vice President and Secretary
Brian W. Wixted, Treasurer
Katherine P. Feld, Assistant Secretary
Kathleen T. Ives, Assistant Secretary
Denis R. Molleur, Assistant Secretary



NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
TRUST AND LENGTH OF             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER TRUSTEESHIPS/DIRECTORSHIPS
TIME SERVED(2)                  HELD BY TRUSTEE
======================================================================================================================
TRUSTEES

JAMES C. SWAIN,                 Formerly (until January 2, 2002) President and a director of Centennial Asset
Chairman, Chief Executive       Management Corporation, the Trust's Manager; Vice Chairman of OppenheimerFunds,
Officer and Trustee             Inc., of which the Manager is a wholly-owned subsidiary.
(since 1989)
Age: 68

WILLIAM L. ARMSTRONG,           Chairman of the following private mortgage banking companies: Cherry Creek
Trustee (since 1999)            Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
Age: 65                         The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc.
                                (since 1997); Chairman of the following private companies: Great Frontier
                                Insurance (insurance agency) (since 1995) and Ambassador Media Corporation
                                (since 1984); a director of the following public companies: Storage Technology
                                Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc.
                                (oil and gas drilling/production company) (since 1992), UNUMProvident (insurance company) (since 1991).

                                Formerly a director of International Family Entertainment (television channel)
                                (1992 - 1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991 - 1995), Frontier Real Estate, Inc. (residential real estate brokerage) (1994 - 1999), and Frontier Title (title insurance agency)
                                (1995 - June 1999); and U.S. Senator (January 1979 - January 1991).

ROBERT G. AVIS, Trustee         Formerly (until February 2001) director and President of A.G. Edwards Capital,
(since 1993)                    Inc. (General Partner of private equity funds); formerly (until March 2000)
Age: 71                         Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc.;
                                formerly (until March 1999) Vice Chairman and director of A.G. Edwards, Inc. and
                                Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary);
                                (until March 1999) Chairman of A.G. Edwards Trust Company and A.G.E. Asset
                                Management (investment advisor); (until March 2000) a director of A.G. Edwards &
                                Sons and A.G. Edwards Trust Company.




1. The address of each Trustee and Officer is 6803 S. Tucson Way, Englewood, Colorado 80112-3924, except the address for the following officers is 498 Seventh Avenue, New York, New York 10018: Messrs. Murphy, Zack and Molleur, and Ms. Feld.
2. Each Trustee and Officer serves for an indefinite term, until his or her resignation, death or removal.

CENTENNIAL TAX EXEMPT TRUST
TRUSTEES AND OFFICERS (Continued)


NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
TRUST AND LENGTH OF             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER TRUSTEESHIPS/DIRECTORSHIPS
TIME SERVED(2)                  HELD BY TRUSTEE
======================================================================================================================
GEORGE C. BOWEN,                Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice
Trustee (since 1998)            President (since February 1992), Treasurer (since July 1991), Assistant
Age: 65                         Secretary and a director (since December 1991) of the Manager; Senior Vice
                                President (from September 1987) and Treasurer (from March 1985) of
                                OppenheimerFunds, Inc.; Vice President (from June 1983) and Treasurer (since
                                March 1985) of OppenheimerFunds Distributor, Inc.; Vice President (since October
                                1989) and Treasurer (since April 1986) of HarbourView Asset Management
                                Corporation; President, Treasurer and a director of Centennial Capital
                                Corporation (June 1989 - January 1990), a prior investment advisory subsidiary of OppenheimerFunds, Inc.; Vice President and Treasurer (since August 1978) and
                                Secretary (since April 1981) of Shareholder Services, Inc., and Vice President,
                                Treasurer and Secretary of Shareholder Financial Services, Inc. (since November
                                1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998);
                                Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice
                                President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July
                                1996); Chief Executive Officer and director of MultiSource Services, Inc., a broker-dealer subsidiary of OppenheimerFunds, Inc. (since March 1996); Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc
                                (since October 1997), offshore fund management subsidiaries of OppenheimerFunds,
                                Inc.

EDWARD L. CAMERON,              Director of Genetic ID, Inc. and its subsidiaries, a privately held biotech
Trustee (since 1999)            company (since March 2001); a member of The Life Guard of Mount Vernon, George
Age: 63                         Washington's home (since June 2000). Formerly a partner with
                                PricewaterhouseCoopers LLP (an accounting firm) (from 1974 - 1999) and Chairman,
                                Price Waterhouse LLP Global Investment Management Industry Services Group.

JON S. FOSSEL, Trustee          Chairman and Director of Rocky Mountain Elk Foundation, a not-for-profit
(since 1989)                    foundation (since 1998); and a director of P.R. Pharmaceuticals, a privately
Age: 60                         held company (since October 1999) and UNUMProvident (insurance company) (since
                                June 1, 2002).

                                Formerly Mr. Fossel held the following positions: Chairman and a director (until
                                October 1996) and President and Chief Executive Officer (until October 1995) of
                                OppenheimerFunds, Inc.; President, Chief Executive Officer and a director of
                                Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder
                                Financial Services, Inc. (until October 1995).

SAM FREEDMAN, Trustee           Formerly (until October 1994) Mr. Freedman held the following positions:
(since 1996)                    Chairman and Chief Executive Officer of OppenheimerFunds Services (from August
Age: 61                         1980); Chairman, Chief Executive Officer and a director of Shareholder Services,
                                Inc. (from August 1980); Chairman, Chief Executive Officer and director of
                                Shareholder Financial Services, Inc. (from November 1989); Vice President and director of Oppenheimer Acquisition Corp. (from October 1990) and a director of
                                OppenheimerFunds, Inc. (from October 1990).

RICHARD F. GRABISH,             Senior Vice President, Assistant Director of Sales and Marketing since March
Trustee (since 2001)            1997, and Manager of Private Client Services since June 1985 for A.G. Edwards &
Age: 53                         Sons, Inc. (broker/dealer and investment firm). Chairman and Chief Executive
                                Officer of A.G. Edwards Trust Company since March 2001). Director of A.G.
                                Edwards & Sons, Inc. (since March 1988); formerly (until March 1987) President and Vice Chairman of A.G. Edwards Trust Company.

CENTENNIAL TAX EXEMPT TRUST
TRUSTEES AND OFFICERS (Continued)


NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
TRUST AND LENGTH OF             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER TRUSTEESHIPS/DIRECTORSHIPS
TIME SERVED(2)                  HELD BY TRUSTEE
======================================================================================================================
BEVERLY L. HAMILTON,            Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2002)            Investment Fund (open-end investment companies); Director of MML Services, an
Age: 55                         investment company (since April 1987), America Funds Emerging Markets Growth
                                Fund, an investment company (since October 1991), The California Endowment, a philanthropy organization (since April 2002), and Community Hospital of Monterey
                                Peninsula, (since February 2002), a Trustee of Monterey International Studies,
                                an educational organization (since February 2000), and an advisor to Unilever
                                (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the
                                Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                                Formerly, Mrs. Hamilton held the following position: President ARCO Investment
                                Management Company (from February 1991 until April 2000).

ROBERT J. MALONE,               Director of Jones Knowledge, Inc., a privately held company (since 2001),
Trustee (since 2002)            director of U.S. Exploration, Inc. (since 1997), director of Colorado UpLIFT, a
Age: 57                         non-profit organization (since 1986) and a Trustee of the Gallagher Family
                                Foundation (since 2000). Formerly, Mr. Malone held the following positions:
                                Chairman of U.S. Bank (formerly Colorado National Bank) a subsidiary of U.S.
                                Bancorp (from July 1, 1996 until April 1, 1999); Chairman of the Board and Chief
                                Executive Officer of Colorado National Bank (from December 18, 1992 until July
                                1, 1996); director of Commercial Assets, Inc. (from 1993 to 2000).

F. WILLIAM MARSHALL, JR.,       Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2000)            Investment Fund (open-end investment companies). Formerly (until 1999) Chairman
Age: 60                         of SIS & Family Bank, F.S.B. (formerly SIS Bank); President, Chief Executive
                                Officer and Director of SIS Bankcorp., Inc. and SIS Bank (formerly Springfield
                                Institution for Savings) (1993 - 1999); Executive Vice President (until 1999) of
                                Peoples Heritage Financial Group, Inc.; Chairman and Chief Executive Office of
                                Bank of Ireland First Holdings, Inc. and First New Hampshire Banks (1990 -
                                1993).


OFFICERS

JOHN V. MURPHY,(3)              Director (since November 2001) of the Manager; Chairman, Chief Executive Officer
President                       and director (since June 2001) and President (since September 2000) of
(since 2001)                    OppenheimerFunds, Inc.; President and a director (since July 2001) of
Age: 53                         Oppenheimer Acquisition Corp., OppenheimerFunds, Inc.'s parent holding company and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of
                                OppenheimerFunds, Inc.; a director (since November 2001) of OppenheimerFunds
                                Distributor, Inc., a subsidiary of OppenheimerFunds, Inc. and the Trust's
                                Sub-Distributor; Chairman and a director (since July 2001) of Shareholder
                                Services, Inc., the Trust's Transfer Agent, and of Shareholder Financial
                                Services, Inc., both are transfer agent subsidiaries of OppenheimerFunds, Inc.;
                                President and a director (since July 2001) of OppenheimerFunds Legacy Program, a charitable trust program established by OppenheimerFunds, Inc.; a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI
                                Institutional Asset Management Inc. (since November 2001), HarbourView Asset
                                Management Corporation and OFI Private Investments, Inc. (since July 2002);
                                President (since November 1, 2001) and a director




3. John V. Murphy is an "interested person" of the Trust (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Trust's Manager, and as a shareholder of its parent company.

CENTENNIAL TAX EXEMPT TRUST
TRUSTEES AND OFFICERS (Continued)


NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
TRUST AND LENGTH OF             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER TRUSTEESHIPS/DIRECTORSHIPS
TIME SERVED(2)                  HELD BY TRUSTEE
======================================================================================================================
JOHN V. MURPHY,                 (since July 2001) of Oppenheimer Real Asset Management, Inc., an investment
Continued                       advisory subsidiary of OppenheimerFunds, Inc.; a director (since November 2001)
                                of Trinity Investment Management Corporation and Tremont Advisers, Inc.,
                                investment advisory affiliates of OppenheimerFunds, Inc.; Executive Vice
                                President (since February 1997) of Massachusetts Mutual Life Insurance Company,
                                OppenheimerFunds, Inc.'s parent company; a director (since June 1995) of DBL
                                Acquisition Corporation.

                                Formerly Chief Operating Officer (from September 2000 to June 2001) of
                                OppenheimerFunds, Inc.; President and trustee (from November 1999 to November
                                2001) of MML Series Investment Fund and MassMutual Institutional Funds, open-end investment companies; a director (from September 1999 to August 2000) of C.M.
                                Life Insurance Company; President, Chief Executive Officer and director (from
                                September 1999 to August 2000) of MML Bay State Life Insurance Company; a
                                director (from June 1989 to June 1998) of Emerald Isle Bancorp and Hibernia
                                Savings Bank, wholly-owned subsidiary of Emerald Isle Bancorp. President and a trustee of 67 other Oppenheimer funds.

MICHAEL J. CARBUTO,             Vice President (since May 1988) of OppenheimerFunds, Inc.; an officer and
Vice President                  portfolio manager of other Oppenheimer funds; formerly Vice President of the
(since 1990)                    Distributor (May 1988 - September 1999).
Age: 46

ROBERT G. ZACK, Vice            Senior Vice President (since May 1985) and General Counsel (since February 2002)
President and Secretary         of the Manager; General Counsel and a director (since November 2001) of
(since 2001)                    OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
Age: 53                         (since November 2001) of HarbourView Asset Management Corporation; Vice
                                President and a director (since November 2000) of Oppenheimer Partnership
                                Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                Institutional Asset Management, Inc., General Counsel (since November 2001) of
                                Centennial Asset Management Corporation; a director (since November 2001) of
                                Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                (November 2001 - February 2002) and Associate General Counsel (May 1981 -
                                October 2001) of the Manager; Assistant Secretary of Shareholder Services, Inc.
                                (May 1985 - November 2001), Shareholder Financial Services, Inc. (November 1989
                                - November 2001); OppenheimerFunds International Ltd. and Oppenheimer Millennium
                                Funds plc (October 1997 - November 2001). An officer of 89 portfolios in the
                                OppenheimerFunds complex.

CENTENNIAL TAX EXEMPT TRUST
TRUSTEES AND OFFICERS (Continued)


NAME, ADDRESS,(1) AGE,
POSITION(S) HELD WITH
TRUST AND LENGTH OF             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER TRUSTEESHIPS/DIRECTORSHIPS
TIME SERVED(2)                  HELD BY TRUSTEE
======================================================================================================================
BRIAN W. WIXTED,                Senior Vice President and Treasurer (since March 1999) of OppenheimerFunds,
Treasurer (since 1999)          Inc.; Treasurer (since March 1999) of HarbourView Asset Management Corporation,
Age: 42                         Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                                Shareholder Financial Services, Inc., Oppenheimer Partnership Holdings, Inc.,
                                OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International
                                Ltd. and Oppenheimer Millennium Funds plc (since May 2000); and OFI
                                Institutional Asset Management Inc. (since November 2000); Treasurer and Chief
                                Financial Officer (since May 2000) of Oppenheimer Trust Company, a trust company subsidiary of OppenheimerFunds, Inc.; Assistant Treasurer (since March 1999) of
                                Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program (since April
                                2000); an officer of other Oppenheimer funds; formerly Principal and Chief
                                Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March
                                1995 - March 1999). An officer of 89 portfolios in the OppenheimerFunds complex.

KATHERINE P. FELD,              Vice President and Secretary (since June 1999) of the Manager; Vice President
Assistant Secretary             and Senior Counsel (since July 1999) of OppenheimerFunds, Inc.; Vice President
(since 2001)                    (since June 1990) of OppenheimerFunds Distributor, Inc.; Director, Vice
Age: 44                         President (since 1997) of Oppenheimer Real Asset Management, Inc.; formerly Vice
                                President and Associate Counsel of the OppenheimerFunds, Inc. (June 1990 - July
                                1999). An officer of 85 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,               Vice President and Assistant Counsel (since June 1998) of OppenheimerFunds,
Assistant Secretary             Inc.; Vice President (since 1999) of OppenheimerFunds Distributor, Inc.; Vice
(since 2001)                    President and Assistant Secretary (since 1999) of Shareholder Services, Inc.;
Age: 36                         Assistant Secretary (since December 2001) of OppenheimerFunds Legacy Program and
                                Shareholder Financial Services, Inc.; formerly Assistant Vice President and
                                Assistant Counsel of OppenheimerFunds, Inc. (August 1997 - June 1998); Assistant
                                Counsel of OppenheimerFunds, Inc. (August 1994 - August 1997). An officer of 85 portfolios in the OppenheimerFunds complex.

DENIS R. MOLLEUR,               Vice President and Senior Counsel of OppenheimerFunds, Inc. (since July 1999);
Assistant Secretary             an officer of other Oppenheimer funds; formerly a Vice President and Associate
(since 2001)                    Counsel of OppenheimerFunds, Inc. (September 1991 - July 1999). An officer of 82
Age: 44                         portfolios in the OppenheimerFunds complex.





THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

Each Trustee is a Trustee, Director or Managing General Partner of 41 other portfolios in the OppenheimerFunds complex, except as follows: Mr. Grabish (6 portfolios), and Ms. Hamilton and Mr. Malone (40 portfolios).




24


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


CENTENNIAL TAX EXEMPT TRUST

             INVESTMENT ADVISOR AND DISTRIBUTOR
             Centennial Asset Management Corporation

             TRANSFER AND SHAREHOLDER SERVICING AGENT
             Shareholder Services, Inc.

             INDEPENDENT AUDITORS
             Deloitte & Touche LLP

             LEGAL COUNSEL
             Myer, Swanson, Adams & Wolf, P.C.

             For more complete information about Centennial
             Tax Exempt Trust, please refer to the Prospectus.
             To obtain a copy, call your financial advisor, or contact Centennial Asset Management Corp. at
             1.800.525.9310. Please read the prospectus carefully before you invest any money.







RA0160.001.0602    [RECYCLED LOGO OMITTED]
                      Printed on recycled paper







               2002 ANNUAL REPORT

               CENTENNIAL
               TAX EXEMPT
               TRUST

               June 30, 2002